BUSINESS COMBINATIONS (Details 2) (USD $)	Apr. 01, 2013
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	$ 73,804,695
Cash consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	35,059,270	[1]
Ordinary shares [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	16,908,964
Incentive Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	21,836,461	[2]
Premium Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	$ 0	[3]

[1]	The cash installments due in September 2013 and September 2014 had present values of $5,435,451 and $13,542,450, and were recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2013. The cash consideration installment due in September 2014 had a present value of $14,398,889, and was recorded as current portion of the acquisition-related consideration liabilities, as at June 30, 2014.
[2]	The fair value of the Incentive Shares for Bond was $22,691,010 as at June 30, 2013, and was recorded as non-current portion of acquisition-related consideration liabilities. The first and second installments of the Incentive Shares for Bond had fair values of $15,886,590 and $10,791,372 respectively as at June 30, 2014, which was recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2014. For the first installment of the Incentive Shares for Bond, the performance target was achieved and 648,697 shares were issuable as of June 30, 2014.
[3]	The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely as at June 30, 2013. Based on the reassessment of Bond’s performance as at June 30, 2014, the probability of achieving the growth rate performance target of 25% CAGR was assessed to be more than likely. The correspondent premium shares for Bond’s achieving 25% CAGR is 15% of Incentive Shares for Bond, or 163,401 shares. The fair value of the premium incentive shares was $4,001,690 at June 30, 2014, and was recorded as non-current portion of acquisition-related consideration liabilities. The change in assessment of growth rate performance in 2014 resulted in higher fair value of Premium Shares for Bond to be paid to the selling shareholders, which caused reduction of net income, basic earnings per share, and diluted earnings per share by $4,001,690, $0.07 and $0.07, respectively.